September 28, 2007

PMC Funds

PMC Large Cap Growth Fund
PMC Large Cap Value Fund
PMC Small Cap Core Fund
PMC International Equity Fund
PMC Core Fixed Income Fund
PMC Tax-Free Fixed Income Fund

Each a series of Trust for Professional Managers (the “Trust”)

Supplement to Prospectus and Statement of Additional Information (“SAI”)
dated September 28, 2007

Effective as of the date of this supplement, the sub-advisers to each of the PMC Funds are as follows:

Large Cap Growth Fund
The Boston Company Asset Management, LLC
Deutsche Investment Management Americas, Inc.
Mellon Equity Associates, LLP

Large Cap Value Fund
Deutsche Investment Management Americas, Inc.
Loomis, Sayles & Company, LP

Small Cap Core Fund
Delaware Management Company
Deutsche Investment Management Americas, Inc.
Quantitative Management Associates LLC

International Equity Fund
Pictet Asset Management, Ltd.
SSgA Funds Management, Inc.

Core Fixed Income Fund
Lehman Brothers Asset Management LLC
Schroder Investment Management North America Inc.

Tax-Free Fixed Income Fund
Breckinridge Capital Advisors, Inc.
Schroder Investment Management North America Inc.

Please retain this Supplement with your Prospectus or SAI for reference.

The date of this Supplement is September 28, 2007.